Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net income	$ 53,963	$ 10,495	$ 2,442
Adjustments to reconcile net income to net cash used in operating activities:
Net income received or to be received by digital assets	(195,679)	(183,112)	(100,981)
Impairment loss on digital assets		6,987	12,949
Credit loss provision for receivables		100	608
Gain on sale of recovery rights on assets held by FTX	(7,270)
Impairment loss on assets held by FTX			9,827
Impairment loss on mining equipment	8,076		11,850
Unrealized loss on digital asset receivables or payables	1,320
Unrealized gain of digital assets	(37,604)
Realized gain on sale of digital assets	(39,329)	(18,231)	(4,948)
Realized fair value gain on digital asset borrowings			(4,206)
Depreciation of equipment:
- Servers, computers, and network equipment	43	46	23
- Mining equipment	24,690	24,455	18,134
Share-based compensation expense	26,065
Deferred income tax	6,791	4,151	(4,471)
Changes in operating assets and liabilities:
Prepayments	(4,565)	(654)	(481)
Inventory	(142)
Amount due from / (due to) related parties	(63,307)	(36,934)	132,799
Deposit receivables	2,683	(2,683)
Other current assets	3,422	(1,514)	(2,370)
Accounts payable	1,366	775	25
Customer deposit liabilities			(75,275)
Contract liabilities			(8,075)
Taxes payable	(3)	(2,893)	4,093
Accrued expenses and other payables	(394)	3,042	613
Net cash used in operating activities	(219,874)	(195,970)	(7,444)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of digital assets	184,794	222,393	71,354
Purchase of digital assets	(16,824)	(45,429)	(10,825)
Purchases of equipment	(37)	(68)	(3,855)
Net cash provided by investing activities	167,933	176,896	56,674
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of ordinary shares	75,187		1,563
Payment of deferred offering costs and extension fees	(10,140)	(2,352)	(1,674)
Purchase of treasury shares			(2,000)
Repayment of long-term payables		(7,000)
Net cash provided by /(used in) financing activities	65,047	(9,352)	(2,111)
Net change in cash and cash equivalents	13,106	(28,426)	47,119
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	32,005	60,431	13,312
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	45,111	32,005	60,431
SUPPLEMENTAL INFORMATION
Cash paid for interest	1,200	3,662	1,635
Cash paid for income tax	1,278		784
Supplemental non-cash operating activities
Net digital assets provided by operating activities	258,403	212,931	86,109
Supplemental non-cash investing activities
Net digital assets used in investing activities	(213,827)	(176,964)	(82,025)
Supplemental non-cash financing activities
Purchases of equipment included in long-term payable			109,435
Proceeds from long-term loans	$ 34,950